Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities
Net income	$ 1,155,492	$ 1,057,150	$ 556,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	210,508	229,238	245,295
Amortization	111,421	110,562	117,214
Stock incentive plan compensation	80,935	73,238	59,318
Deferred income taxes	(56,452)	20,715	(17,353)
Foreign currency transaction loss (gain)	4,300	10,470	(1,249)
(Gain) loss on disposal of assets	(2,494)	(7,710)	10,292
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(91,091)	(259,752)	(220,349)
Inventories	(28,333)	(139,062)	53,862
Prepaid expenses	(26,981)	6,477	29,581
Other assets	(6,578)	(39,118)	42,031
Accounts payable, trade	59,692	228,164	259,436
Accrued payrolls and other compensation	16,003	75,405	26,014
Accrued domestic and foreign taxes	(70,302)	53,424	63,119
Other accrued liabilities	33,512	(27,726)	36,137
Pensions and other postretirement benefits	123,944	(281,285)	(9,879)
Other liabilities	16,809	56,743	(31,012)
Net cash provided by operating activities	1,530,385	1,166,933	1,218,822
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $19,161 in 2012 and $385 in 2011)	(156,256)	(60,227)	(5,451)
Capital expenditures	(218,817)	(207,294)	(129,222)
Proceeds from disposal of assets	20,404	32,289	11,929
Other	(21,099)	(9,706)	(23,429)
Net cash (used in) investing activities	(375,768)	(244,938)	(146,173)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	10,599	25,862	10,307
(Payments for) common shares	(456,969)	(693,096)	(24,999)
Tax benefit from stock incentive plan compensation	16,107	42,823	13,698
Acquisition of noncontrolling interests	(147,441)
(Payments for) notes payable, net	(1,961)	(18,908)	(421,974)
Proceeds from long-term borrowings	73,556	291,683	3,293
(Payments for) long-term borrowings	(76,757)	(358,058)	(67,582)
Dividends paid	(240,654)	(206,084)	(162,739)
Net cash (used in) financing activities	(823,520)	(915,778)	(649,996)
Effect of exchange rate changes on cash	(150,246)	75,723	(34,738)
Net increase in cash and cash equivalents	180,851	81,940	387,915
Cash and cash equivalents at beginning of year	657,466	575,526	187,611
Cash and cash equivalents at end of year	838,317	657,466	575,526
Cash paid during the year for:
Interest	91,677	99,227	104,812
Income taxes	$ 494,378	$ 203,539	$ 127,320